SIGNIFICANT ACCOUNTING POLICIES (Government grants) (Details) (BIRD [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
BIRD [Member]
Government grants [Line Items]
Non-royalty-bearing grants expenses	$ 0	$ 101	$ 45
Royalty-bearing grants expenses	76	0	0
Royalties expenses	204	136	40
Contingent liability	$ 466